GOODWILL	12 Months Ended
Dec. 31, 2018
Statements Line Items
GOODWILL [Text Block]

12. GOODWILL

The Company’s goodwill represents the excess of the purchase price paid during fiscal 2012 for the acquisition of Bullion Monarch Mining Inc. over the fair value of the net identifiable tangible and intangible assets and liabilities acquired.

Changes in goodwill for the years ended December 31, 2018, 2017 and 2016:

Balance as at December 31, 2015	$6,501,886
Adjusted for:
Impairment charge	(1,518,328)
Cumulative translation adjustments	(230,234)
Balance as at December 31, 2016	$4,753,324
Adjusted for:
Impairment charge	(2,709,239)
Cumulative translation adjustments	(223,778)
Balance as at December 31, 2017	$1,820,307
Adjusted for:
Impairment charge	(1,879,356)
Cumulative translation adjustments	59,049
Balance as at December 31, 2018	$-

The Company applies a one-step approach to determine if the Carlin Trend Royalty Claim Block and the related assets within the same Cash Generating Unit (“CGU”) are impaired (Note 10). The impairment loss is the amount by which the CGU’s carrying amount exceeds its recoverable amount. Goodwill has been written down in conjunction with the decline of $1,879,356 (2017 - $2,709,239, 2016 - $1,518,328) of the related deferred income tax liability.